Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 18	$ 126	$ 183
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	1,764	1,075	1,087
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 9,381	$ 8,208	$ 8,009